Other Liabilities and Deferred Credits (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Other liabilities and deferred credits
Personal injury and other claims provisions	CAD 234	CAD 225
Stock-based compensation liability	26	35
Environmental provisions	21	36
Deferred credits and other	309	297
Total other liabilities and deferred credits	CAD 590	CAD 593